UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

MAY    05.31.23

SEMI-ANNUAL REPORT

AB ALL CHINA EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB All China Equity Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB ALL CHINA EQUITY PORTFOLIO | 1

SEMI-ANNUAL REPORT

July 10, 2023

This report provides management’s discussion of fund performance for the AB All China Equity Portfolio for the semi-annual reporting period ended May 31, 2023.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2023 (unaudited)

	6 Months	12 Months

AB ALL CHINA EQUITY PORTFOLIO

Class A Shares	-5.69%	-18.64%

Advisor Class Shares[1]	-5.64%	-18.47%

MSCI China All Shares Index (net)	-3.35%	-13.25%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Morgan Stanley Capital International (“MSCI”) China All Shares Index (net), for the six- and 12-month periods ended May 31, 2023.

During both periods, all share classes of the Fund underperformed the benchmark, before sales charges. China’s lackluster economic recovery weighed on the Fund’s consumer-related holdings, which detracted, relative to the benchmark. Although pent-up demand led to a sharp rebound in consumer activity after pandemic restrictions were scrapped, the slowing economic momentum toward the end of the reporting period overshadowed earlier gains. Renewable energy holdings also slid because of profit taking.

In contrast, communication services did well, lifted by relaxed regulatory restrictions on online games in China. After a period of sporadic freezes, the country’s video games regulator has granted multiple licenses to both domestic and imported games since late 2022, in the latest sign of their easing grip on the sector. Health care also aided performance, benefiting from rising health care spending. The government is rolling out policies to boost the country’s health care infrastructure in the wake of the pandemic and its ageing population.

The Fund did not use derivatives during either period.

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MARKET REVIEW AND INVESTMENT STRATEGY

Chinese equities fell during both the six- and 12-month periods ended May 31, 2023. Hopes that China would exit its costly zero-COVID policy initially boosted investor sentiment. When Beijing finally lifted the stringent restrictions late in 2022, markets rose further on expectations of a quick rebound in economic activity. Indeed, GDP grew by a stronger-than-expected 4.5% year over year in the first quarter of 2023, with consumption posting one of the strongest rebounds. However, optimism dissipated after subsequent data pointed to an uneven recovery in the world’s second largest economy. A flare-up in geopolitical tensions and the absence of more stimulus spending dragged markets lower.

China’s economic rebound may have lost some momentum, but the economy was far from collapsing. More timely data pointed to a pick-up in travel and consumer spending at the end of the reporting period. Beijing has also reiterated its aim of prioritizing economic stability. Against the backdrop, the Fund’s Senior Investment Management Team continued to search for attractive opportunities arising from China’s reopening, including increasing the exposure to industrial cyclical names, while taking profits in companies that have benefited from the early stages of the recovery, such as consumer-related holdings. The Fund also remained focused on businesses that are aligned with China’s longer-term policies, such as the beneficiaries of its technology security and domestic decarbonization policies.

INVESTMENT POLICIES

The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets in a portfolio of equity securities of companies economically tied to the People’s Republic of China (“China”) (including Hong Kong). A company is considered to be economically tied to China if: (i) the company is domiciled or organized in China; (ii) the company has securities that are traded principally in China; or (iii) the company conducts a substantial part of its economic activities in China or is a US-listed entity established by a company conducting a substantial part of its economic activities in China, which has been structured to provide investors with exposure to the company. Equity securities may include common stocks, preferred stocks, the equity securities of real estate investment trusts, depositary receipts and derivative instruments related to equity securities. The Adviser expects to invest Fund assets both in shares of companies that trade on the Shanghai Stock Exchange or the Shenzhen Stock Exchange (“China A shares”) and shares of companies economically tied to China that trade in Hong Kong or outside of China.

(continued on next page)

abfunds.com	AB ALL CHINA EQUITY PORTFOLIO | 3

The Adviser believes that, over time, securities that are undervalued by the market relative to their long-term earnings power can provide high returns. The Adviser utilizes fundamental analysis and its quantitative models to attempt to identify these securities for investment by the Fund, attempting to balance factors relating to valuation, company quality and investor sentiment, and will seek to build a portfolio that delivers attractive risk-adjusted returns.

The Adviser may, but frequently will not, hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI China All Shares Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI China All Shares Index (net) captures large- and mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings (e.g., American depositary receipts). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns reflect the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. Investments in emerging-market countries such as China may involve more risk than investments in developed countries because the markets in emerging-market countries are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction in government or central bank support.

China/Single Country Risk: Investments in issuers located in a particular country or geographic region may have more risk because of particular market factors affecting that country or region, including political instability, geopolitical risks or unpredictable economic conditions. Risks of investments in securities of companies economically tied to China may include the volatility of the Chinese stock market; the Chinese economy’s heavy dependence on exports, which may be affected adversely by trade barriers

abfunds.com	AB ALL CHINA EQUITY PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

or disputes or may decrease, sometimes significantly, when the world economy weakens; and the continuing importance of the role of the Chinese government, which may take legal or regulatory actions that affect the contractual arrangements of a company or economic and market practices, and cause the value of the securities of an issuer held by the Fund to decrease significantly. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future. Investments in China A shares are subject to various licenses and quotas that may restrict daily trading and to additional risks that could affect liquidity compared to investments in companies in developed markets. Risks of investments in companies based in Hong Kong include heavy reliance on the Chinese economy, plus regional Asian and global economies such as the US, which makes these investments vulnerable to changes in these economies.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in equity securities denominated in foreign currencies or reduce the Fund’s returns. Emerging-market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Depositary Receipts Risk: Investing in depositary receipts involves risks that are similar to the risks of direct investments in foreign securities. For example, investing in depositary receipts may involve risks relating to political, economic or regulatory conditions in foreign countries. In addition, the issuers of the securities underlying certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally go down.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the consumer discretionary sector. To the extent it does so, market or

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DISCLOSURES AND RISKS (continued)

economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-18.64%	-22.07%

Since Inception[1]	-5.03%	-5.87%

ADVISOR CLASS SHARES[2]

1 Year	-18.47%	-18.47%

Since Inception[1]	-4.80%	-4.80%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.50% and 1.25% for Class A and Advisor Class shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 7/25/2018.

2

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-24.88%

Since Inception[1]	-5.37%

ADVISOR CLASS SHARES[2]

1 Year	-21.44%

Since Inception[1]	-4.32%

1	Inception date: 7/25/2018.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB ALL CHINA EQUITY PORTFOLIO | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$943.10	$7.27	1.50%
Hypothetical**	$1,000	$1,017.45	$7.54	1.50%
Advisor Class
Actual	$1,000	$943.60	$6.06	1.25%
Hypothetical**	$1,000	$1,018.70	$6.29	1.25%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB ALL CHINA EQUITY PORTFOLIO | 11

PORTFOLIO SUMMARY

May 31, 2023 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $109.6

1	The Fund’s sector and country breakdown are expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO SUMMARY (continued)

May 31, 2023 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets

Tencent Holdings Ltd.	$8,007,868	7.3%

Alibaba Group Holding Ltd.	4,543,859	4.1

Kweichow Moutai Co., Ltd. – Class A	4,208,401	3.8

Ping An Insurance Group Co., of China Ltd. – Class A	3,342,499	3.1

China Construction Bank Corp. – Class H	2,991,149	2.7

China Merchants Bank Co., Ltd. – Class H	2,838,918	2.6

BOE Technology Group Co., Ltd. – Class A	2,787,770	2.5

Topsports International Holdings Ltd.	2,771,655	2.5

Zijin Mining Group Co., Ltd. – Class A	2,641,035	2.4

Guotai Junan Securities Co., Ltd. – Class H	2,596,420	2.4

	$36,729,574	33.4%

1	Long-term investments.

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PORTFOLIO OF INVESTMENTS

May 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Consumer Discretionary – 19.2%
Broadline Retail – 4.1%
Alibaba Group Holding Ltd.(a)	456,560	$4,543,859

Hotels, Restaurants & Leisure – 5.2%
H World Group Ltd.(a)	326,900	1,207,947
Jiumaojiu International Holdings Ltd.(b)	1,095,000	1,877,528
Meituan – Class B(a)(b)	35,605	499,939
Trip.com Group Ltd.(a)	65,850	2,097,249

		5,682,663

Household Durables – 3.0%
Gree Electric Appliances, Inc. of Zhuhai – Class A	458,900	2,128,742
TCL Technology Group Corp. – Class A	2,161,610	1,173,093

		3,301,835

Specialty Retail – 3.5%
HLA Group Corp. Ltd. – Class A	1,096,900	1,083,253
Topsports International Holdings Ltd.(b)	3,567,000	2,771,655

		3,854,908

Textiles, Apparel & Luxury Goods – 3.4%
Bosideng International Holdings Ltd.	1,696,000	704,146
Li Ning Co., Ltd.	172,000	924,160
Samsonite International SA(a)(b)	805,200	2,044,252

		3,672,558

		21,055,823

Financials – 18.1%
Banks – 9.6%
Bank of Beijing Co., Ltd. – Class A(a)	3,337,400	2,217,157
China CITIC Bank Corp., Ltd. – Class H	2,816,000	1,482,317
China Construction Bank Corp. – Class H	4,676,000	2,991,149
China Merchants Bank Co., Ltd. – Class H	610,500	2,838,918
Ping An Bank Co., Ltd. – Class A	623,600	1,017,597

		10,547,138

Capital Markets – 3.7%
CITIC Securities Co., Ltd. – Class A	504,710	1,421,567
Guotai Junan Securities Co., Ltd. – Class H(b)	2,109,320	2,596,420

		4,017,987

Insurance – 4.8%
China Life Insurance Co., Ltd. – Class H	1,121,000	1,893,415
Ping An Insurance Group Co., of China Ltd. – Class A	506,093	3,342,499

		5,235,914

		19,801,039

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 13.4%
Air Freight & Logistics – 0.6%
Sinotrans Ltd. – Class A(a)	962,504	$635,586

Construction & Engineering – 1.4%
China State Construction Engineering Corp., Ltd. – Class A	1,818,800	1,507,791

Electrical Equipment – 5.4%
Contemporary Amperex Technology Co., Ltd. – Class A	59,048	1,836,374
Ming Yang Smart Energy Group Ltd. – Class A	322,200	794,965
NARI Technology Co., Ltd. – Class A	471,296	1,815,588
Sungrow Power Supply Co., Ltd. – Class A	91,100	1,409,622

		5,856,549

Ground Transportation – 1.0%
Daqin Railway Co., Ltd. – Class A	1,039,037	1,115,010

Machinery – 3.8%
Hefei Meiya Optoelectronic Technology, Inc. – Class A	207,430	724,111
Weichai Power Co., Ltd. – Class H	1,146,000	1,555,952
Yutong Bus Co., Ltd. – Class A	1,055,898	1,925,635

		4,205,698

Transportation Infrastructure – 1.2%
Shandong Hi-speed Co., Ltd. – Class A(a)	1,297,510	1,311,916

		14,632,550

Communication Services – 9.7%
Entertainment – 2.4%
G-bits Network Technology Xiamen Co., Ltd. – Class A	8,700	684,375
NetEase, Inc.	113,900	1,937,308

		2,621,683

Interactive Media & Services – 7.3%
Tencent Holdings Ltd.	202,350	8,007,868

		10,629,551

Consumer Staples – 8.7%
Beverages – 8.7%
China Resources Beer Holdings Co., Ltd.	298,000	1,881,145
Kweichow Moutai Co., Ltd. – Class A	18,363	4,208,401
Tsingtao Brewery Co., Ltd. – Class H	244,000	2,100,724
Wuliangye Yibin Co., Ltd. – Class A	58,900	1,336,536

		9,526,806

Health Care – 8.0%
Health Care Equipment & Supplies – 1.8%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. – Class A	47,200	1,995,983

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.2%
Jointown Pharmaceutical Group Co., Ltd. – Class A(a)	541,329	$1,235,733
Shanghai Pharmaceuticals Holding Co., Ltd. – Class H	574,400	1,144,760

		2,380,493

Life Sciences Tools & Services – 0.8%
WuXi AppTec Co., Ltd. – Class H(b)	106,800	878,436

Pharmaceuticals – 3.2%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. – Class A	171,200	1,571,223
Sichuan Kelun Pharmaceutical Co., Ltd. – Class A	227,800	990,667
Tonghua Dongbao Pharmaceutical Co., Ltd. – Class A	562,300	908,055

		3,469,945

		8,724,857

Energy – 6.2%
Energy Equipment & Services – 1.9%
China Oilfield Services Ltd. – Class H	2,064,000	2,101,494

Oil, Gas & Consumable Fuels – 4.3%
China Petroleum & Chemical Corp. – Class H	3,912,000	2,463,436
PetroChina Co., Ltd. – Class H	3,482,000	2,250,728

		4,714,164

		6,815,658

Materials – 5.4%
Metals & Mining – 5.4%
Aluminum Corp. of China Ltd. – Class H	3,380,000	1,495,777
Baoshan Iron & Steel Co., Ltd. – Class A(a)	976,068	806,171
Shandong Nanshan Aluminum Co., Ltd. – Class A	2,318,000	980,361
Zijin Mining Group Co., Ltd. – Class A(a)	1,756,650	2,641,035

		5,923,344

Information Technology – 5.0%
Electronic Equipment, Instruments & Components – 3.0%
BOE Technology Group Co., Ltd. – Class A	4,994,500	2,787,770
China Railway Signal & Communication Corp. Ltd. – Class A(a)	671,923	562,726

		3,350,496

Semiconductors & Semiconductor Equipment – 2.0%
JA Solar Technology Co., Ltd. – Class A	168,280	852,354

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Will Semiconductor Co., Ltd. Shanghai – Class A	92,500	$1,297,991

		2,150,345

		5,500,841

Utilities – 4.9%
Gas Utilities – 2.9%
China Resources Gas Group Ltd.	222,000	730,902
ENN Energy Holdings Ltd.	41,600	484,462
Kunlun Energy Co., Ltd.	2,498,000	1,992,519

		3,207,883

Independent Power and Renewable Electricity Producers – 2.0%
China Datang Corp. Renewable Power Co., Ltd. – Class H	3,291,000	1,186,383
China Longyuan Power Group Corp., Ltd. – Class H	915,000	1,027,087

		2,213,470

		5,421,353

Total Common Stocks (cost $115,244,228)		108,031,822

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.03%(c)(d)(e) (cost $1,520,295)	1,520,295	1,520,295

Total Investments – 100.0% (cost $116,764,523)		109,552,117
Other assets less liabilities – 0.0%		35,338

Net Assets – 100.0%		$109,587,455

(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At May 31, 2023, the aggregate market value of these securities amounted to $10,668,230 or 9.7% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

abfunds.com	AB ALL CHINA EQUITY PORTFOLIO | 17

STATEMENT OF ASSETS & LIABILITIES

May 31, 2023 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $115,244,228)	$108,031,822
Affiliated issuers (cost $1,520,295)	1,520,295
Foreign currencies, at value (cost $60,341)	58,706
Receivable for capital stock sold	166,385
Unaffiliated dividends receivable	112,496
Affiliated dividends receivable	2,831

Total assets	109,892,535

Liabilities
Due to Custodian	261
Advisory fee payable	85,525
Payable for capital stock redeemed	78,095
Custody and accounting fees payable	57,783
Administrative fee payable	26,713
Audit and tax fee payable	18,663
Transfer Agent fee payable	2,976
Distribution fee payable	352
Directors’ fee payable	253
Accrued expenses	34,459

Total liabilities	305,080

Net Assets	$109,587,455

Composition of Net Assets
Capital stock, at par	$1,459
Additional paid-in capital	162,496,108
Accumulated loss	(52,910,112)

$109,587,455

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,554,198	207,335	$7.50	*

Advisor	$108,033,257	14,384,242	$7.51

*	The maximum offering price per share for Class A shares was $7.83 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended May 31, 2023 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $36,989)	$500,431
Affiliated issuers	16,403
Securities lending income	6,592	$523,426

Expenses
Advisory fee (see Note B)	587,188
Transfer agency—Class A	170
Transfer agency—Advisor Class	11,950
Distribution fee—Class A	2,160
Custody and accounting	58,363
Administrative	56,633
Audit and tax	29,103
Registration fees	20,440
Legal	18,300
Printing	11,839
Directors’ fees	9,430
Miscellaneous	11,009

Total expenses	816,585
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(41,550)

Net expenses		775,035

Net investment loss		(251,609)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(15,014,146)
Foreign currency transactions		(16,610)
Net change in unrealized appreciation on:
Investments		8,778,773
Foreign currency denominated assets and liabilities		2,108

Net loss on investment and foreign currency transactions		(6,249,875)

Net Decrease in Net Assets from Operations		$(6,501,484)

See notes to financial statements.

abfunds.com	AB ALL CHINA EQUITY PORTFOLIO | 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(251,609)	$1,724,795
Net realized loss on investment and foreign currency transactions	(15,030,756)	(29,306,270)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	8,780,881	(28,420,309)

Net decrease in net assets from operations	(6,501,484)	(56,001,784)
Distributions to Shareholders
Class A	(18,169)	(31,498)
Advisor Class	(1,653,730)	(3,221,789)
Capital Stock Transactions
Net decrease	(4,747,460)	(5,492,494)

Total decrease	(12,920,843)	(64,747,565)
Net Assets
Beginning of period	122,508,298	187,255,863

End of period	$109,587,455	$122,508,298

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All China Equity Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class C, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Company’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Company’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

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NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value

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NOTES TO FINANCIAL STATEMENTS (continued)

pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be

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NOTES TO FINANCIAL STATEMENTS (continued)

classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2023:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$	– 0	–	$21,055,823		$	– 0	–	$21,055,823
Financials		– 0	–	19,801,039			– 0	–	19,801,039
Industrials		– 0	–	14,632,550			– 0	–	14,632,550
Communication Services		684,375		9,945,176			– 0	–	10,629,551
Consumer Staples		– 0	–	9,526,806			– 0	–	9,526,806
Health Care		1,571,223		7,153,634			– 0	–	8,724,857
Energy		– 0	–	6,815,658			– 0	–	6,815,658
Materials		– 0	–	5,923,344			– 0	–	5,923,344
Information Technology		– 0	–	5,500,841			– 0	–	5,500,841
Utilities		– 0	–	5,421,353			– 0	–	5,421,353
Short-Term Investments:
Investment Companies		1,520,295		– 0	–		– 0	–	1,520,295

Total Investments in Securities		3,775,893		105,776,224	†		– 0	–	109,552,117
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total		$3,775,893		$105,776,224		$	– 0	–	$109,552,117

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and

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NOTES TO FINANCIAL STATEMENTS (continued)

the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund’s investments in Chinese securities may be subject to a 10% Chinese Withholding Income Tax (“WIT”) on any dividends, interest or other income from Chinese sources, unless the statutory WIT of 10% is subject to reduction or exemption in accordance with the applicable tax treaty signed with China or domestic regulation.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the propor-

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NOTES TO FINANCIAL STATEMENTS (continued)

tionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .95% of Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.50% and 1.25% of the daily average net assets for Class A and Advisor Class, respectively. For the six months ended May 31, 2023, such reimbursements/waivers amounted to $41,035. The Expense Caps may not be terminated by the Adviser before February 28, 2024.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2023, the reimbursement for such services amounted to $56,633.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended May 31, 2023.

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained no front-end sales charges from the sale of Class A shares and received no contingent deferred sales charges imposed upon redemptions by shareholders of Class A for the six months ended May 31, 2023.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2023, such waiver amounted to $452.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2023 is as follows:

Fund	Market Value 11/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/23 (000)		Dividend Income (000)
Government Money Market Portfolio	$4,845	$14,701	$18,026	$1,520		$16
Government Money Market Portfolio*	320	4,341	4,661	– 0	–	5

Total				$1,520		$21

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will

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NOTES TO FINANCIAL STATEMENTS (continued)

use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2023, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$59,538,577		$63,143,221
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$6,138,509
Gross unrealized depreciation	(13,350,915)

Net unrealized depreciation	$(7,212,406)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended May 31, 2023.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also

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NOTES TO FINANCIAL STATEMENTS (continued)

conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio,

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NOTES TO FINANCIAL STATEMENTS (continued)

as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2023 is as follows:

										Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$2,082	$4,510	$63

*	As of May 31, 2023.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022

Class A
Shares sold	321	22,957	$3,000	$250,000

Shares issued in reinvestment of dividends and distributions	2,266	2,820	18,169	31,497

Shares redeemed	(321)	(7,305)	(2,821)	(55,004)

Net increase	2,266	18,472	$18,348	$226,493

Advisor Class
Shares sold	822,042	3,720,101	$6,808,787	$36,797,443

Shares issued in reinvestment of dividends and distributions	187,274	274,217	1,501,937	3,065,746

Shares redeemed	(1,594,051)	(5,043,966)	(13,076,532)	(45,582,176)

Net decrease	(584,735)	(1,049,648)	$(4,765,808)	$(5,718,987)

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. Investments in emerging market countries such as China may involve more risk than investments in developed countries because the markets in emerging market countries are less developed and less liquid and are subject to increased economic, political, regulatory, or other uncertainties. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction in government or central bank support.

China/Single Country Risk—Investments in issuers located in a particular country or geographic region may have more risk because of particular market factors affecting that country or region, including political instability, geopolitical risks or unpredictable economic conditions. Risks of investments in securities of companies economically tied to China may include the volatility of the Chinese stock market; the Chinese economy’s heavy dependence on exports, which may be affected adversely by trade barriers or disputes or may decrease, sometimes significantly, when the world economy weakens; and the continuing importance of the role of the Chinese Government, which may take legal or regulatory actions that affect the contractual arrangements of a company or economic and market practices, and cause the value of the securities of an issuer held by the Fund to decrease significantly. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future. Investments in China A shares are subject to various licenses and quotas that may restrict daily trading and to additional risks that could affect liquidity compared to investments in companies in developed markets. Risks of investments in companies based in Hong Kong include heavy reliance on the Chinese economy, plus regional Asian and global economies such as the U.S., which makes these investments vulnerable to changes in these economies.

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NOTES TO FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in equity securities denominated in foreign currencies or reduce the Fund’s returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Depositary Receipts Risk—Investing in depositary receipts involves risks that are similar to the risks of direct investments in foreign securities. For example, investing in depositary receipts may involve risks relating to political, economic or regulatory conditions in foreign countries. In addition, the issuers of the securities underlying certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the consumer discretionary sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

LIBOR Transition and Associated Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements

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NOTES TO FINANCIAL STATEMENTS (continued)

with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s

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NOTES TO FINANCIAL STATEMENTS (continued)

maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2023.

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending November 30, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2022 and November 30, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$2,021,848	$650,608
Net long-term capital gains	1,231,439	– 0	–

Total taxable distributions paid	$3,253,287	$650,608

As of November 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,671,244
Accumulated capital and other losses	(28,436,244	)(a)
Unrealized appreciation (depreciation)	(17,971,729	)(b)

Total accumulated earnings (deficit)	$(44,736,729)

(a)	As of November 30, 2022, the Fund had a net capital loss carryforward of $28,436,244.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2022, the Fund had a net short-term capital loss carryforward of $13,861,806 and a net long-term capital loss carryforward of $14,574,438, which may be carried forward for an indefinite period.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30,	July 25, 2018(a) to November 30, 2018
2022	2021	2020	2019

Net asset value, beginning of period	$ 8.04	$ 11.51	$ 12.58	$ 10.02	$ 8.37	$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.03)	.08	.09	.04	.10	(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.42)	(3.38)	(1.13)	2.62	1.55	(1.62)

Net increase (decrease) in net asset value from operations	(.45)	(3.30)	(1.04)	2.66	1.65	(1.63)

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.09)	(.03)	(.10)	– 0	–	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.08)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.09)	(.17)	(.03)	(.10)	– 0	–	– 0	–

Net asset value, end of period	$ 7.50	$ 8.04	$ 11.51	$ 12.58	$ 10.02	$ 8.37

Total Return

Total investment return based on net asset value(d)	(5.69)%	(29.09)%	(8.30)%	26.73%	19.71%	(16.30)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,554	$1,650	$2,148	$2,355	$1,859	$685

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.50	%(e)	1.50%	1.44%	1.50%	1.50%	1.50	%(e)

Expenses, before waivers/reimbursements	1.57	%(e)	1.50%	1.45%	1.56%	1.93%	4.81	%(e)

Net investment income (loss)(c)	(.65	)%(e)	.87%	.70%	.40%	1.00%	(.33	)%(e)

Portfolio turnover rate	49%	57%	75%	74%	62%	38%

See footnote summary on page 38.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30,	July 25, 2018(a) to November 30, 2018
2022	2021	2020	2019

Net asset value, beginning of period	$ 8.07	$ 11.56	$ 12.63	$ 10.05	$ 8.38	$ 10.00

Income From Investment Operations

Net investment income (loss)(b)(c)	(.02)	.10	.14	.08	.12	(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.43)	(3.39)	(1.15)	2.62	1.55	(1.61)

Net increase (decrease) in net asset value from operations	(.45)	(3.29)	(1.01)	2.70	1.67	(1.62)

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.12)	(.06)	(.12)	– 0	–	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.08)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.11)	(.20)	(.06)	(.12)	– 0	–	– 0	–

Net asset value, end of period	$ 7.51	$ 8.07	$ 11.56	$ 12.63	$ 10.05	$ 8.38

Total Return

Total investment return based on net asset value(d)	(5.64)%	(28.93)%	(8.07)%	27.12%	19.93%	(16.20)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$108,033	$120,858	$185,108	$140,401	$87,498	$36,145

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.25	%(e)	1.25%	1.20%	1.25%	1.25%	1.25	%(e)

Expenses, before waivers/reimbursements	1.32	%(e)	1.25%	1.20%	1.31%	1.67%	5.13	%(e)

Net investment income (loss)(c)	(.40	)%(e)	1.11%	1.06%	.69%	1.28%	(.37	)%(e)

Portfolio turnover rate	49%	57%	75%	74%	62%	38%

See footnote summary on page 38.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

John Lin(2), Vice President Stuart Rae(2), Vice President Nancy E. Hay, Secretary Michael B. Reyes, Senior Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Jennifer Friedland, Chief Compliance Officer Phyllis J. Clarke, Controller

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, NY 10001

Transfer Agent

AllianceBernstein Investor

Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s China Equity Team. Messrs. Lin and Rae are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Funds’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors/Trustees (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Funds’ LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All China Equity Portfolio (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1- and 3-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median. Taking into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was close to the median.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was higher than a median. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

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Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

abfunds.com	AB ALL CHINA EQUITY PORTFOLIO | 47

NOTES

48 | AB ALL CHINA EQUITY PORTFOLIO	abfunds.com

AB ALL CHINA EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

ACE-0152-0523

MAY    05.31.23

SEMI-ANNUAL REPORT

AB SMALL CAP VALUE PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Small Cap Value Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 1

SEMI-ANNUAL REPORT

July 10, 2023

This report provides management’s discussion of fund performance for the AB Small Cap Value Portfolio for the semi-annual reporting period ended May 31, 2023.

The Fund’s investment objective is to seek long-term growth of capital.

NAV RETURNS AS OF MAY 31, 2023 (unaudited)

	6 Months	12 Months

AB SMALL CAP VALUE PORTFOLIO

Class A Shares	-13.64%	-14.31%

Class C Shares	-13.89%	-14.90%

Advisor Class Shares[1]	-13.52%	-14.12%

Russell 2000 Value Index	-11.27%	-11.50%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Russell 2000 Value Index, for the six- and 12-month periods ended May 31, 2023.

All share classes of the Fund underperformed the benchmark for both periods, before sales charges. During the six-month period, overall security selection drove underperformance, relative to the benchmark. Selection within financials and technology detracted the most, while selection within communication services and real estate contributed. Sector selection was positive. Overweights to technology and industrials helped offset losses from underweights to utilities and health care.

During the 12-month period overall security selection drove underperformance, mainly due to selection within health care and financials. Selection within communication services and materials contributed. Sector selection was positive, as losses from underweights to utilities and consumer staples were offset by contributions from overweights to industrials and technology.

The Fund did not use derivatives during either period.

2 | AB SMALL CAP VALUE PORTFOLIO	abfunds.com

MARKET REVIEW AND INVESTMENT STRATEGY

US and international stocks rose, while emerging-market stocks declined during the six-month period ended May 31, 2023. Developed markets rallied but experienced bouts of volatility, as central banks—led by the US Federal Reserve—began to pause or lower rate hikes. Despite some signs of easing inflationary pressures, resilient consumer spending and mostly strong global economic data raised concern that central banks would need to hold rates higher for longer to combat stubbornly high inflation. China’s elimination of its zero-COVID restrictions in December initially benefited global stocks, but the slower-than-expected pace of its economic recovery created headwinds—especially for emerging markets. Later, the collapse of select US regional banks triggered concerns about broader financial contagion and briefly drove stocks lower. Within large-cap markets, growth-oriented stocks rose and value-oriented stocks declined in absolute terms. Growth stocks surged higher, led by a technology sector rally, which was fueled by positive earnings reports and optimism over revenue growth linked to the development of AI technologies. Large-cap stocks rose in absolute terms and outperformed small-cap stocks, which declined.

The Fund’s Senior Investment Management Team (the “Team”) seeks to invest opportunistically in what it considers to be undervalued companies with solid fundamentals and attractive long-term earnings prospects. The Fund’s emphasis continues to be at the stock-specific level, as the Team looks for companies that offer compelling valuation, strong free cash flow and significant company-level catalysts.

INVESTMENT POLICIES

The Fund invests primarily in a portfolio of equity securities of small-capitalization US companies. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-capitalization companies. For purposes of this policy, small-capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index and the greater of $2.5 billion or the largest company in the Russell 2000 Value Index.

The Fund invests in companies that are determined by the Adviser to be undervalued, using the Adviser’s fundamental value approach. In selecting securities for the Fund, the Adviser uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of the securities.

The Adviser seeks to manage the overall portfolio volatility relative to the Russell 2000 Value Index by favoring promising securities that offer the best balance between return and targeted risk.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 3

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Value Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Value Index represents the performance of small-cap value companies within the US. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Capitalization Risk: Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future

4 | AB SMALL CAP VALUE PORTFOLIO	abfunds.com

DISCLOSURES AND RISKS (continued)

results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 5

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MAY 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-14.31%	-17.97%

5 Years	1.03%	0.15%

Since Inception[1]	5.23%	4.69%

CLASS C SHARES

1 Year	-14.90%	-15.72%

5 Years	0.31%	0.31%

Since Inception[1,2]	4.46%	4.46%

ADVISOR CLASS SHARES[3]

1 Year	-14.12%	-14.12%

5 Years	1.28%	1.28%

Since Inception[1]	5.49%	5.49%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.16%, 1.92% and 0.91% for Class A, Class C and Advisor Class shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Inception date: 12/3/2014.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

6 | AB SMALL CAP VALUE PORTFOLIO	abfunds.com

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-0.63%

5 Years	1.79%

Since Inception[1]	5.65%

CLASS C SHARES

1 Year	2.02%

5 Years	1.93%

Since Inception[1,2]	5.40%

ADVISOR CLASS SHARES[3]

1 Year	4.09%

5 Years	2.93%

Since Inception[1]	6.45%

1	Inception date: 12/3/2014.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 7

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 | AB SMALL CAP VALUE PORTFOLIO	abfunds.com

EXPENSE EXAMPLE (continued)

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$863.60	$5.39	1.16%
Hypothetical**	$1,000	$1,019.15	$5.84	1.16%
Class C
Actual	$1,000	$861.10	$8.91	1.92%
Hypothetical**	$1,000	$1,015.36	$9.65	1.92%
Advisor Class
Actual	$1,000	$864.80	$4.23	0.91%
Hypothetical**	$1,000	$1,020.39	$4.58	0.91%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period), respectively.

**	Assumes 5% annual return before expenses.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 9

PORTFOLIO SUMMARY

May 31, 2023 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $570.7

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Dycom Industries, Inc.	$10,586,959	1.9%

Taylor Morrison Home Corp.	10,495,824	1.8

STAG Industrial, Inc.	10,464,673	1.8

KB Home	9,932,536	1.7

IDACORP, Inc.	9,671,954	1.7

Selective Insurance Group, Inc.	9,584,008	1.7

TTM Technologies, Inc.	9,369,553	1.6

Portland General Electric Co.	9,224,589	1.6

Nomad Foods Ltd.	9,159,072	1.6

ArcBest Corp.	9,118,364	1.6

	$97,607,532	17.0%

1	The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10 | AB SMALL CAP VALUE PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

May 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Industrials – 21.8%
Aerospace & Defense – 0.9%
Spirit AeroSystems Holdings, Inc. – Class A	193,030	$5,132,668

Building Products – 1.0%
Masonite International Corp.(a)	62,181	5,476,281

Commercial Services & Supplies – 1.3%
Heritage-Crystal Clean, Inc.(a)	231,060	7,661,950

Construction & Engineering – 5.7%
Arcosa, Inc.	117,455	7,712,096
Dycom Industries, Inc.(a)	104,377	10,586,959
Fluor Corp.(a)	319,636	8,489,532
Great Lakes Dredge & Dock Corp.(a)	867,956	5,502,841

		32,291,428

Ground Transportation – 1.6%
ArcBest Corp.	108,837	9,118,364

Machinery – 5.9%
Blue Bird Corp.(a)	335,861	8,517,435
Crane NXT Co.	84,160	4,429,341
Hillman Solutions Corp.(a)	780,376	6,321,045
REV Group, Inc.	622,540	6,312,556
Shyft Group, Inc. (The)	351,893	8,273,004

		33,853,381

Marine Transportation – 0.7%
Star Bulk Carriers Corp.	220,594	3,778,775

Passenger Airlines – 1.3%
Alaska Air Group, Inc.(a)	165,650	7,442,654

Professional Services – 1.4%
ICF International, Inc.	5,168	578,764
Korn Ferry	158,480	7,448,560

		8,027,324

Trading Companies & Distributors – 2.0%
H&E Equipment Services, Inc.	105,162	3,781,625
Herc Holdings, Inc.	75,780	7,685,608

		11,467,233

		124,250,058

Financials – 20.3%
Banks – 16.4%
1st Source Corp.	134,510	5,532,396
Associated Banc-Corp.	440,608	6,525,404
Bank of Marin Bancorp	140,919	2,278,660
BankUnited, Inc.	200,523	3,793,895

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Berkshire Hills Bancorp, Inc.	317,472	$6,492,302
Carter Bankshares, Inc.(a)	279,535	3,941,444
First BanCorp./Puerto Rico	744,486	8,308,464
First Busey Corp.	231,589	4,330,714
HarborOne Bancorp, Inc.	511,295	4,192,619
Heritage Financial Corp./WA	345,536	5,649,514
Independent Bank Group, Inc.	103,365	3,449,290
Nicolet Bankshares, Inc.	38,216	2,372,067
Pacific Premier Bancorp, Inc.	267,136	5,030,171
Peoples Bancorp, Inc./OH	134,001	3,439,806
Premier Financial Corp.	290,465	4,049,082
Sandy Spring Bancorp, Inc.	86,695	1,815,393
Synovus Financial Corp.	111,721	3,026,522
Texas Capital Bancshares, Inc.(a)	154,625	7,313,763
TriCo Bancshares	179,869	5,856,535
WSFS Financial Corp.	184,509	6,169,981

		93,568,022

Capital Markets – 1.2%
Moelis & Co. – Class A	177,924	6,737,982

Insurance – 2.7%
Hanover Insurance Group, Inc. (The)	54,039	6,023,187
Selective Insurance Group, Inc.	99,080	9,584,008

		15,607,195

		115,913,199

Consumer Discretionary – 14.7%
Automobile Components – 2.3%
Dana, Inc.	381,426	4,908,953
Goodyear Tire & Rubber Co. (The)(a)	630,081	8,651,012

		13,559,965

Diversified Consumer Services – 1.6%
Adtalem Global Education, Inc.(a)	218,549	9,069,783

Hotels, Restaurants & Leisure – 4.8%
Dine Brands Global, Inc.	111,715	6,683,908
Hilton Grand Vacations, Inc.(a)	183,199	7,831,757
Papa John’s International, Inc.	78,089	5,474,820
Six Flags Entertainment Corp.(a)	288,376	7,368,007

		27,358,492

Household Durables – 3.6%
KB Home	229,230	9,932,536
Taylor Morrison Home Corp.(a)	247,368	10,495,824

		20,428,360

Specialty Retail – 2.4%
Citi Trends, Inc.(a)	183,850	2,687,887
Genesco, Inc.(a)	163,270	2,943,758

12 | AB SMALL CAP VALUE PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sally Beauty Holdings, Inc.(a)	716,017	$8,062,352

		13,693,997

		84,110,597

Information Technology – 13.0%
Communications Equipment – 0.2%
Casa Systems, Inc.(a)	938,153	985,060

Electronic Equipment, Instruments & Components – 2.8%
Belden, Inc.	73,162	6,400,944
TTM Technologies, Inc.(a)	683,909	9,369,553

		15,770,497

IT Services – 0.4%
Unisys Corp.(a)	626,276	2,461,265

Semiconductors & Semiconductor Equipment – 6.4%
Cohu, Inc.(a)	150,570	5,772,854
FormFactor, Inc.(a)	217,799	6,814,931
Ichor Holdings Ltd.(a)	295,602	8,956,741
Kulicke & Soffa Industries, Inc.	159,430	8,430,658
MagnaChip Semiconductor Corp.(a)	634,528	6,491,221

		36,466,405

Software – 3.2%
A10 Networks, Inc.	528,500	7,869,365
ACI Worldwide, Inc.(a)	259,235	5,913,150
CommVault Systems, Inc.(a)	63,862	4,450,543

		18,233,058

		73,916,285

Real Estate – 6.9%
Diversified REITs – 1.2%
Broadstone Net Lease, Inc. – Class A	414,150	6,493,872

Health Care REITs – 1.1%
Physicians Realty Trust	465,336	6,356,490

Industrial REITs – 1.8%
STAG Industrial, Inc.	300,709	10,464,673

Residential REITs – 0.9%
Apartment Income REIT Corp.	109,739	3,806,846
Independence Realty Trust, Inc.	82,242	1,420,319

		5,227,165

Retail REITs – 1.1%
NETSTREIT Corp.	350,610	6,118,145

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Specialized REITs – 0.8%
National Storage Affiliates Trust	128,000	$4,686,080

		39,346,425

Health Care – 5.4%
Health Care Equipment & Supplies – 2.3%
Envista Holdings Corp.(a)	208,320	6,643,325
Integra LifeSciences Holdings Corp.(a)	172,700	6,553,965

		13,197,290

Health Care Providers & Services – 2.8%
Acadia Healthcare Co., Inc.(a)	108,910	7,692,313
Pediatrix Medical Group, Inc.(a)	623,330	8,290,289

		15,982,602

Life Sciences Tools & Services – 0.3%
Syneos Health, Inc.(a)	46,000	1,913,600

		31,093,492

Energy – 4.5%
Energy Equipment & Services – 2.0%
Cactus, Inc. – Class A	104,490	3,299,794
ChampionX Corp.	315,470	7,968,772

		11,268,566

Oil, Gas & Consumable Fuels – 2.5%
HF Sinclair Corp.	127,228	5,272,328
Magnolia Oil & Gas Corp. – Class A	468,211	9,050,519

		14,322,847

		25,591,413

Materials – 4.0%
Chemicals – 1.9%
AdvanSix, Inc.	167,820	5,521,278
HB Fuller Co.	83,320	5,244,161

		10,765,439

Metals & Mining – 2.1%
ATI, Inc.(a)	160,868	5,562,815
Haynes International, Inc.	151,793	6,590,852

		12,153,667

		22,919,106

Utilities – 3.3%
Electric Utilities – 3.3%
IDACORP, Inc.	92,937	9,671,954
Portland General Electric Co.	189,300	9,224,589

		18,896,543

Consumer Staples – 2.7%
Food Products – 2.7%
Hain Celestial Group, Inc. (The)(a)	513,869	6,274,341
Nomad Foods Ltd.(a)	537,189	9,159,072

		15,433,413

14 | AB SMALL CAP VALUE PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 2.3%
Entertainment – 0.8%
IMAX Corp.(a)	277,190	$4,806,475

Media – 1.5%
Criteo SA (Sponsored ADR)(a)	264,587	8,437,679

		13,244,154

Total Investments – 98.9% (cost $637,320,149)		564,714,685
Other assets less liabilities – 1.1%		6,009,001

Net Assets – 100.0%		$570,723,686

(a)	Non-income producing security.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 15

STATEMENT OF ASSETS & LIABILITIES

May 31, 2023 (unaudited)

Assets
Investments in securities, at value (cost $637,320,149)	$564,714,685
Receivable for investment securities sold	16,751,846
Unaffiliated dividends receivable	844,378
Receivable for capital stock sold	544,984
Affiliated dividends receivable	23,864

Total assets	582,879,757

Liabilities
Due to custodian	6,562,533
Payable for investment securities purchased	4,838,476
Advisory fee payable	400,423
Payable for capital stock redeemed	127,732
Distribution fee payable	29,042
Administrative fee payable	12,958
Transfer Agent fee payable	10,656
Accrued expenses	174,251

Total liabilities	12,156,071

Net Assets	$570,723,686

Composition of Net Assets
Capital stock, at par	$4,821
Additional paid-in capital	640,818,644
Accumulated loss	(70,099,779)

Net Assets	$570,723,686

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$132,770,863	11,319,656	$11.73	*

C	$257,978	23,292	$11.08

Advisor	$437,694,845	36,866,054	$11.87

*	The maximum offering price per share for Class A shares was $12.25 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended May 31, 2023 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $21,548)	$4,118,132
Affiliated issuers	141,009
Securities lending income	14,090
Other income	6,621	$4,279,852

Expenses
Advisory fee (see Note B)	2,551,891
Distribution fee—Class A	187,707
Distribution fee—Class C	1,500
Transfer agency—Class A	35,158
Transfer agency—Class C	83
Transfer agency—Advisor Class	114,195
Custody and accounting	52,617
Administrative	46,983
Registration fees	30,308
Audit and tax	24,011
Legal	20,747
Printing	14,528
Directors’ fees	12,530
Miscellaneous	10,685

Total expenses	3,102,943
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(3,167)

Net expenses		3,099,776

Net investment income		1,180,076

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		5,285,415
Net change in unrealized depreciation of investments		(96,557,110)

Net loss on investment transactions		(91,271,695)

Net Decrease in Net Assets from Operations		$(90,091,619)

See notes to financial statements.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,180,076	$4,759,542
Net realized gain on investment transactions	5,285,415	27,324,555
Net change in unrealized depreciation of investments	(96,557,110)	(81,148,317)

Net decrease in net assets from operations	(90,091,619)	(49,064,220)
Distributions to Shareholders
Class A	(7,178,993)	(12,622,602)
Class C	(13,255)	(34,142)
Advisor Class	(23,826,861)	(32,957,133)
Capital Stock Transactions
Net increase	8,282,087	144,113,685

Total increase (decrease)	(112,828,641)	49,435,588
Net Assets
Beginning of period	683,552,327	634,116,739

End of period	$570,723,686	$683,552,327

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

May 31, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Value Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

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NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

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NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2023:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$564,714,685		$	– 0	–	$	– 0	–	$564,714,685

Total Investments in Securities	564,714,685			– 0	–		– 0	–	564,714,685
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$564,714,685		$	– 0	–	$	– 0	–	$564,714,685

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these

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NOTES TO FINANCIAL STATEMENTS (continued)

differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .80% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transactions costs) on an annual basis (the “Expense Caps”) to 1.25%, 2.00%, and 1.00% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively. For the six months ended May 31, 2023, there were no such reimbursements. The Expense Caps may not be terminated by the Adviser before February 28, 2024.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2023, the reimbursement for such services amounted to $46,983.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $49,507 for the six months ended May 31, 2023.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $78 from the sale of Class A shares and received $0 and $117 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2023.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of ..20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting

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NOTES TO FINANCIAL STATEMENTS (continued)

in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2023, such waiver amounted to $3,165.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2023 is as follows:

Fund	Market Value 11/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/23 (000)			Dividend Income (000)
Government Money Market Portfolio	$6,161	$65,448	$71,609	$	– 0	–	$141
Government Money Market Portfolio*	3,939	10,753	14,692		– 0	–	1

Total				$	– 0	–	$142

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $435 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$142,556,969		$164,446,246
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$32,158,330
Gross unrealized depreciation	(104,763,794)

Net unrealized depreciation	$(72,605,464)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2023.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized

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NOTES TO FINANCIAL STATEMENTS (continued)

continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2023 is as follows:

										Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$12,809	$1,281	$2

*	As of May 31, 2023.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022	Six Months Ended May 31, 2023 (unaudited)		Year Ended November 30, 2022

Class A
Shares sold	189,754		726,154	$2,436,345		$10,581,250

Shares issued in reinvestment of dividends and distributions	529,215		764,816	6,879,789		12,259,992

Shares converted from Class C	– 0	–	2,016	– 0	–	27,881

Shares redeemed	(815,729)		(926,722)	(10,464,904)		(13,231,989)

Net increase (decrease)	(96,760)		566,264	$(1,148,770)		$9,637,134

Class C
Shares sold	0	(a)	2,900	$0	(b)	$42,240

Shares issued in reinvestment of distributions	783		1,867	9,651		28,420

Shares converted to Class A	– 0	–	(2,129)	– 0	–	(27,881)

Shares redeemed	(2,074)		(8,655)	(25,619)		(110,788)

Net decrease	(1,291)		(6,017)	$(15,968)		$(68,009)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022	Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30, 2022

Advisor Class
Shares sold	4,458,758	13,729,807	$57,922,194	$205,489,237

Shares issued in reinvestment of dividends and distributions	1,586,762	1,726,199	20,850,053	27,964,424

Shares redeemed	(5,284,574)	(6,873,085)	(69,325,422)	(98,909,101)

Net increase	760,946	8,582,921	$9,446,825	$134,544,560

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Capitalization Risk—Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

LIBOR Transition and Associated Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published

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NOTES TO FINANCIAL STATEMENTS (continued)

since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

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NOTES TO FINANCIAL STATEMENTS (continued)

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2023.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2022 and November 30, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$40,466,280	$2,000,345
Net long-term capital gains	5,147,597	– 0	–

Total taxable distributions paid	$45,613,877	$2,000,345

As of November 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,206,394
Undistributed capital gains	25,515,939
Unrealized appreciation (depreciation)	21,288,616	(a)

Total accumulated earnings (deficit)	$51,010,949

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 31

NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2022, the Fund did not have any capital loss carryforwards.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 14.24	$ 16.37	$ 11.74	$ 12.40	$ 12.59	$ 14.01

Income From Investment Operations

Net investment income (loss)(a)(b)	.01	.07	.02	.04	.03	(.01)

Net realized and unrealized gain (loss) on investment transactions	(1.89)	(1.04)	4.65	(.37)	.43	(.65)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.88)	(.97)	4.67	(.33)	.46	(.66)

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.01)	(.04)	(.02)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.54)	(1.15)	– 0	–	(.31)	(.65)	(.76)

Total dividends and distributions	(.63)	(1.16)	(.04)	(.33)	(.65)	(.76)

Net asset value, end of period	$ 11.73	$ 14.24	$ 16.37	$ 11.74	$ 12.40	$ 12.59

Total Return

Total investment return based on net asset value(d)	(13.64)%	(6.72)%	39.92%	(2.71)%	4.22%	(4.97)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$132,771	$162,522	$177,607	$127,581	$163,493	$179,874

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.16	%^	1.16%	1.17%	1.20%	1.20%	1.24%

Expenses, before waivers/reimbursements(e)‡	1.16	%^	1.16%	1.17%	1.21%	1.20%	1.25%

Net investment income (loss)(b)	.18	%^	.50%	.13%	.40%	.24%	(.07)%

Portfolio turnover rate	22%	47%	50%	48%	40%	42%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 36.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 33

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 13.43	$ 15.59	$ 11.23	$ 11.93	$ 12.23	$ 13.72

Income From Investment Operations

Net investment loss(a)(b)	(.03)	(.02)	(.10)	(.04)	(.06)	(.11)

Net realized and unrealized gain (loss) on investment transactions	(1.78)	(.99)	4.46	(.35)	.41	(.62)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.81)	(1.01)	4.36	(.39)	.35	(.73)

Less: Distributions

Distributions from net realized gain on investment transactions	(.54)	(1.15)	– 0	–	(.31)	(.65)	(.76)

Net asset value, end of period	$ 11.08	$ 13.43	$ 15.59	$ 11.23	$ 11.93	$ 12.23

Total Return

Total investment return based on net asset value(d)	(13.89)%	(7.35)%	38.82%	(3.41)%	3.40%	(5.62)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$258	$330	$477	$287	$278	$153

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.92	%^	1.76%	1.90%	1.97%	1.97%	1.99%

Expenses, before waivers/reimbursements(e)‡	1.92	%^	1.92%	1.92%	1.97%	1.97%	2.00%

Net investment loss(b)	(.57	)%^	(.16)%	(.65)%	(.37)%	(.54)%	(.82)%

Portfolio turnover rate	22%	47%	50%	48%	40%	42%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 36.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2023 (unaudited)	Year Ended November 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 14.42	$ 16.57	$ 11.88	$ 12.54	$ 12.73	$ 14.12

Income From Investment Operations

Net investment income(a)(b)	.03	.11	.06	.07	.06	.03

Net realized and unrealized gain (loss) on investment transactions	(1.91)	(1.06)	4.70	(.36)	.43	(.66)

Contributions from Affiliates	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.88)	(.95)	4.76	(.29)	.49	(.63)

Less: Dividends and Distributions

Dividends from net investment income	(.13)	(.05)	(.07)	(.06)	(.03)	– 0	–

Distributions from net realized gain on investment transactions	(.54)	(1.15)	– 0	–	(.31)	(.65)	(.76)

Total dividends and distributions	(.67)	(1.20)	(.07)	(.37)	(.68)	(.76)

Net asset value, end of period	$ 11.87	$ 14.42	$ 16.57	$ 11.88	$ 12.54	$ 12.73

Total Return

Total investment return based on net asset value(d)	(13.52)%	(6.53)%	40.26%	(2.42)%	4.41%	(4.70)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$437,695	$520,700	$456,033	$254,319	$214,197	$144,136

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.91	%^	.91%	.92%	.96%	.95%	.99%

Expenses, before waivers/reimbursements(e)‡	.91	%^	.91%	.92%	.96%	.96%	1.00%

Net investment income(b)	.43	%^	.79%	.38%	.67%	.48%	.20%

Portfolio turnover rate	22%	47%	50%	48%	40%	42%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.00%	.01%

See footnote summary on page 36.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 35

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended November 30, 2018, such waiver amounted to .01%.

^	Annualized.

See	notes to financial statements.

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol J. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

James W. MacGregor(2), Vice President Erik A. Turenchalk(2), Vice President Nancy E. Hay, Secretary Michael B. Reyes, Senior Vice President	Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent	Legal Counsel

State Street Bank and Trust Company

One Congress Street,

Suite 1
Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Seward & Kissel LLP One Battery Park Plaza New York, NY 10004 Independent Registered Public Accounting Firm Ernst & Young LLP One Manhattan West New York, NY 10001

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small/Mid Cap Value Senior Investment Management Team. Messrs. MacGregor and Turenchalk are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 37

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 39

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Value Portfolio (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 41

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was close to the median. The directors also considered the Adviser’s

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fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their

abfunds.com	AB SMALL CAP VALUE PORTFOLIO | 43

evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Low Volatility Equity Portfolio1

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Short Duration High Yield Portfolio1

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 5, 2023, International Low Volatility Equity Portfolio was named International Strategic Core Portfolio and Short Duration High Yield Portfolio was named Limited Duration High Income Portfolio.

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AB SMALL CAP VALUE PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SCV-0152-0523

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes—Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 27, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 27, 2023